Stockholders’ (Deficit) Equity and Stock-Based Compensation - Convertible Preferred Stock (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 shares	Dec. 31, 2021 shares
Class of Stock [Line Items]
Recapitalization exchange ratio	81,215,955
Series A Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Recapitalization exchange ratio	8,936,039	1.2135
Series B redeemable convertible Preferred Stock
Class of Stock [Line Items]
Recapitalization exchange ratio	13,458,404	1.2135
Series C redeemable convertible Preferred Stock
Class of Stock [Line Items]
Recapitalization exchange ratio	22,548,975	1.2135
Series C-1 redeemable convertible Preferred Stock
Class of Stock [Line Items]
Recapitalization exchange ratio	807,497	1.2135
Series C-2 redeemable convertible Preferred Stock
Class of Stock [Line Items]
Recapitalization exchange ratio	9,314,581	1.2135
Series D redeemable convertible Preferred Stock
Class of Stock [Line Items]
Recapitalization exchange ratio	16,098,342	1.2135
Series D-1 redeemable convertible Preferred Stock
Class of Stock [Line Items]
Recapitalization exchange ratio	10,052,117	1.2135
Preferred Stock
Class of Stock [Line Items]
Shares Converted (in shares)	66,927,034	66,927,034
Preferred Stock | Series A Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Shares Converted (in shares)	7,363,856	7,363,856
Preferred Stock | Series B redeemable convertible Preferred Stock
Class of Stock [Line Items]
Shares Converted (in shares)	11,090,568	11,090,568
Preferred Stock | Series C redeemable convertible Preferred Stock
Class of Stock [Line Items]
Shares Converted (in shares)	18,581,768	18,581,768
Preferred Stock | Series C-1 redeemable convertible Preferred Stock
Class of Stock [Line Items]
Shares Converted (in shares)	665,428	665,428
Preferred Stock | Series C-2 redeemable convertible Preferred Stock
Class of Stock [Line Items]
Shares Converted (in shares)	7,675,798	7,675,798
Preferred Stock | Series D redeemable convertible Preferred Stock
Class of Stock [Line Items]
Shares Converted (in shares)	13,266,042	13,266,042
Preferred Stock | Series D-1 redeemable convertible Preferred Stock
Class of Stock [Line Items]
Shares Converted (in shares)	8,283,574	8,283,574
Common Stock
Class of Stock [Line Items]
Shares Issued upon Conversion (in shares)		81,215,956
Common Stock | Series A Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Shares Issued upon Conversion (in shares)	1.2135	8,936,039
Common Stock | Series B redeemable convertible Preferred Stock
Class of Stock [Line Items]
Shares Issued upon Conversion (in shares)	1.2135	13,458,404
Common Stock | Series C redeemable convertible Preferred Stock
Class of Stock [Line Items]
Shares Issued upon Conversion (in shares)	1.2135	22,548,976
Common Stock | Series C-1 redeemable convertible Preferred Stock
Class of Stock [Line Items]
Shares Issued upon Conversion (in shares)	1.2135	807,497
Common Stock | Series C-2 redeemable convertible Preferred Stock
Class of Stock [Line Items]
Shares Issued upon Conversion (in shares)	1.2135	9,314,581
Common Stock | Series D redeemable convertible Preferred Stock
Class of Stock [Line Items]
Shares Issued upon Conversion (in shares)	1.2135	16,098,342
Common Stock | Series D-1 redeemable convertible Preferred Stock
Class of Stock [Line Items]
Shares Issued upon Conversion (in shares)	1.2135	10,052,117